FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2015
FINANCIAL LOSS (INCOME) [Abstract]
FINANCIAL INCOME, NET
NOTE 7:	FINANCIAL INCOME, NET
	Six months ended, June 30,
	2015	2014
	Unaudited
Financial income:
Interest income on short-term bank deposits	$(23)	$(54)
Change in fair value of warrants related to share purchase agreement	-	(22)
Foreign currency adjustments gains, net	(59)	(4)

Total financial income	(82)	(80)

Financial expenses:
Interest expense	37	16
Change in fair value of warrants related to share purchase agreement	4	-

Total financial expenses	41	16

Total financial income, net	$(41)	$(64)